Changes in Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policies

2.A New and Amended International Financial Reporting Standards Adopted in 2018
2.A.i IFRS 15 Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers ("IFRS 15"), which replaces IAS 11 Construction Contracts, IAS 18 Revenue and various interpretations. Amendments to IFRS 15 were issued in September 2015 and April 2016. IFRS 15 establishes principles about the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. IFRS 15 requires entities to recognize revenue to reflect the transfer of goods or services to customers measured at the amounts an entity expects to be entitled to in exchange for those goods or services. Insurance contracts and revenues arising from those contracts, primarily premium revenue, are not within the scope of this standard. Revenues from service contracts and service components of investment contracts (which are treated as service contracts) that are reported in Fee income and primarily arise from our asset management businesses are within the scope of IFRS 15. IFRS 15 also provides guidance related to the costs to obtain and to fulfill a contract. We adopted IFRS 15 on a cumulative retrospective basis and recognized differences on transition to IFRS 15 as at January 1, 2018 in retained earnings. As a result of the adoption of IFRS 15, we derecognized a portion of our deferred acquisition costs (previously recognized in Other assets) and the related deferred tax liability on our Consolidated Statements of Financial Position, which reduced opening retained earnings by $44 on an after-tax basis as at January 1, 2018.

Additional disclosure on revenue from contracts with customers is included in Note 17.
2.A.ii Amendments to IFRS 4 (IFRS 9 deferral approach)
In September 2016, the IASB issued Amendments to IFRS 4 to allow insurance entities whose predominant activities are to issue contracts within the scope of IFRS 4 an optional temporary exemption from applying IFRS 9 Financial Instruments ("IFRS 9") ("deferral approach"). On January 1, 2018, we qualified for and elected to take the deferral approach as our activities are predominantly connected with insurance in accordance with IFRS standards. Consequently, we will continue to apply IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"), the existing financial instrument standard.
To enable a comparison to entities applying IFRS 9, entities that apply the deferral approach are required to disclose fair value and changes in fair value separately for (i) those financial assets that pass the Solely Payment of Principal and Interest (“SPPI”) test, excluding any financial asset that is managed and whose performance is evaluated on a fair value basis; and (ii) all other financial assets, including financial assets that are managed and their performance is evaluated on a fair value basis. We are also required to disclose credit ratings of financial assets that pass the SPPI test. Financial assets which pass the SPPI test are assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. See Note 5.A.i for disclosure of the carrying value and fair value of our financial assets as at December 31, 2018 and 2017. Except for Debt securities designated as AFS and Mortgages and loans, our financial assets are managed and their performance is evaluated on a fair value basis.
The following table includes these disclosures:

		December 31, 2018
($ billions)	IAS 39 Classification	SPPI	Non-SPPI
Debt securities	AFS	12.9	0.1
Mortgages and loans supporting Insurance contract liabilities(1)	Amortized cost	43.8	—
Mortgages and loans not supporting Insurance contract liabilities	Amortized cost	4.4	0.2
(1) Because we use CALM to value our insurance contract liabilities, the impact on net income in our Consolidated Statements of Operations of classifying assets supporting those liabilities as SPPI or non-SPPI is not material.

Note 6.A.v discloses the carrying value of Debt securities and Mortgages and loans by credit risk rating. Debt securities designated as AFS with a credit rating below investment grade have a carrying value of $0.1 billion as at December 31, 2018. Mortgages and loans with a credit rating below investment grade have a carrying value of $2.1 billion as at December 31, 2018.
2.A.iii Other New and Amended IFRS
The following new and amended IFRS are effective for annual periods beginning on or after January 1, 2018, and did not have a material impact on our Consolidated Financial Statements.

In June 2016, the IASB issued Classification and Measurement of Share-based Payment Transactions, which amends IFRS 2 Share-based Payment. The amendments clarify how to account for certain types of share-based payment transactions, such as the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments. These amendments are applicable to awards granted on or after that date and to unvested and vested but unexercised awards outstanding at that date. These amendments were applied prospectively.

In December 2016, the IASB issued Annual Improvements to IFRSs 2014-2016 Cycle, which includes minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards and IAS 28 Investments in Associates and Joint Ventures ("IAS 28").

In December 2016, the IASB issued Transfers of Investment Property (Amendments to IAS 40). The amendments to IAS 40 Investment Property clarify that an entity shall transfer property to, or from, investment property when, and only when, there is evidence of a change in use.

In December 2016, the IASB issued IFRIC 22 Foreign Currency Transactions and Advance Consideration ("IFRIC 22"), which was developed by the IFRS Interpretations Committee. IFRIC 22 clarifies that for purposes of determining the exchange rate in transactions which include the receipt or payment of advance consideration in a foreign currency, the date of the transaction is the date of initial recognition of the non-monetary prepayment asset or deferred income liability.

2.B New and Amended International Financial Reporting Standards to be Adopted in 2019
The following new and amended IFRS were issued by the IASB and are expected to be adopted by us in 2019.

In January 2016, the IASB issued IFRS 16 Leases ("IFRS 16"), which replaces IAS 17 Leases, and related interpretations. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. For lessees, IFRS 16 removes the classification of leases as either operating or financing and requires that all leases to be recognized on the statement of financial position, with certain exemptions allowed by this new standard. The accounting for lessors is substantially unchanged. The standard is effective for annual periods beginning on or after January 1, 2019, to be applied retrospectively, or on a modified retrospective basis. We will be adopting IFRS 16 on a modified retrospective basis. At the time of adoption of IFRS 16, we expect to recognize right-of-use assets of approximately $800 and lease liabilities of approximately $900 on our Consolidated Statements of Financial Position. Together with the derecognition of deferred balances previously recognized under IAS 17, the overall impact to retained earnings is not expected to be material.

In June 2017, the IASB issued IFRIC 23 Uncertainty over Income Tax Treatments ("IFRIC 23"), which was developed by the IFRS Interpretations Committee. IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes ("IAS 12"), when there is uncertainty over income tax treatments, and requires an entity to determine whether tax treatments should be considered collectively or independently. In addition, IFRIC 23 addresses the assumptions an entity should make about the examination of tax treatments by taxation authorities, as well as how an entity should consider changes in facts and circumstances. IFRIC 23 also provides guidance on how to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits, and tax rates, based on whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively, or on a cumulative retrospective basis. We do not expect IFRIC 23 to have a material impact on our Consolidated Financial Statements.

In October 2017, the IASB issued narrow-scope amendments to IAS 28. The amendments clarify that long-term interests in an associate or joint venture to which the equity method is not applied should be accounted for following the requirements of IFRS 9. The amendments are effective for annual periods beginning on or after January 1, 2019, and are to be applied retrospectively with certain exceptions. As we will not adopt IFRS 9 until 2021, we will be required to apply IAS 39 to the long-term interests in associates or joint ventures covered by these amendments. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.

In December 2017, the IASB issued Annual Improvements to IFRSs 2015-2017 Cycle, which includes minor amendments to four IFRS standards. The amendments are effective for annual periods beginning on or after January 1, 2019. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.

In February 2018, the IASB issued Plan Amendment, Curtailment or Settlement which amends IAS 19 Employee Benefits (“IAS 19”). Under IAS 19, when an amendment, curtailment or settlement of a defined benefit pension plan occurs, the net defined benefit liability or asset is remeasured. The amendments require an entity to use the updated assumptions from this remeasurement to determine current service cost and net interest for reporting periods after the change to the plan. The amendments are applicable to plan amendments, curtailments or settlements occurring on or after January 1, 2019.

2.C New and Amended International Financial Reporting Standards to be Adopted in 2020 or Later
The following new and amended standards were issued by the IASB and are expected to be adopted by us in 2020 or later.

In July 2014, the IASB issued the final version of IFRS 9, which replaces IAS 39. IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets, and hedge accounting. Financial asset classification is based on the cash flow characteristics and the business model in which an asset is held. The classification determines how a financial instrument is accounted for and measured. IFRS 9 also introduces an impairment model for financial instruments not measured at fair value through profit or loss that requires recognition of expected losses at initial recognition of a financial instrument and the recognition of full lifetime expected losses if certain criteria are met. In addition, a new model for hedge accounting was introduced to achieve better alignment with risk management activities. This standard is effective for annual periods beginning on or after January 1, 2018. In October 2017, the IASB issued narrow-scope amendments to IFRS 9. The amendments clarify the classification of certain prepayable financial assets and the accounting of financial liabilities following modification. The amendments are effective for annual periods beginning on or after January 1, 2019. However, pursuant to the aforementioned amendments to IFRS 4, we elected the deferral approach permitted under IFRS 4 to continue to apply IAS 39. We are currently assessing the impact that IFRS 9, along with these amendments, will have on our Consolidated Financial Statements.

In May 2017, the IASB issued IFRS 17, which replaces IFRS 4. IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 requires entities to measure insurance contract liabilities at their current fulfillment values using one of three measurement models, depending on the nature of the contract. IFRS 17 is effective for annual periods beginning on or after January 1, 2021 and is to be applied retrospectively to each group of insurance contracts unless impracticable. If, and only if, it is impracticable to apply IFRS 17 retrospectively for a group of insurance contracts, an entity shall apply IFRS 17 using a modified retrospective approach or a fair value approach. In November 2018, the IASB tentatively decided to defer the effective date of IFRS 17 by one year, to January 1, 2022. IFRS 17 will affect how we account for our insurance contracts and how we report our financial performance in our Consolidated Statements of Operations. We are currently assessing the impact that IFRS 17 will have on our Consolidated Financial Statements.

In March 2018, the IASB issued a revised Conceptual Framework for Financial Reporting (“2018 Conceptual Framework”), which replaces the Conceptual Framework for Financial Reporting issued in 2010. The 2018 Conceptual Framework includes revised definitions of an asset and a liability, as well as new guidance on measurement, derecognition, presentation and disclosure. The 2018 Conceptual Framework is effective for annual periods beginning on or after January 1, 2020. We are currently assessing the impact the adoption of this framework will have on our Consolidated Financial Statements.

In October 2018, the IASB issued Definition of a Business, which amends IFRS 3 Business Combinations. The amendments clarify the definition of a business to assist entities in determining whether a transaction represents a business combination or an acquisition of assets. The amendments are effective for annual periods beginning on or after January 1, 2020, to be applied prospectively. We will assess the impact the adoption of these amendments will have on the accounting treatment of future transactions.

In October 2018, the IASB issued Definition of Material (Amendments to IAS 1 and IAS 8). The amendments clarify the definition of material and provide guidance to improve consistency in its application in IFRS standards. The amendments are effective for annual periods beginning on or after January 1, 2020. We are currently assessing the impact the adoption of these amendments will have on our Consolidated Financial Statements.